Reverse Recapitalization - Schedule of Net Liabilities Acquired in the Merger (Details) - Business Combination [Member] $ in Thousands	Jan. 05, 2026 USD ($)
Schedule of Net Liabilities Acquired in the Merger [Line Items]
Cash, net of redemptions	$ 13
Prepaid expenses and other current assets	141
Accounts payable	(4,138)
Short term debt – related parties	(549)
Convertible promissory notes	(2,296)
Accrued expenses and other current liabilities	(187)
Net liabilities assumed	(7,016)
Settlement of preexisting relationship	(3,857)
Reverse recapitalization – net the merger	(10,873)
Less: cash proceeds	(13)
Non-cash financing – reverse recapitalization	$ (10,886)